TAXATION - Effective Tax Rates Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Income (loss) before taxation	$ 1,000,344	$ (799,502)	$ (550,900)
Income tax benefit (expenses)	$ (240,643)	$ 178,904	$ 225,694
Effective tax rate	24.10%	22.40%	41.00%
Expected tax at statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
State income taxes, net of federal tax benefit	3.10%	1.20%	4.40%
Federal credits	0.00%	0.00%	15.40%
Other, net	0.00%	0.20%	0.20%